Property, Plant and Equipment, Net (Tables)	6 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	As of September 30,	As of March 31,
	2022	2022
Buildings	$13,485,535	$15,345,997
Machinery	1,554,481	1,918,918
Furniture, fixture and electronic equipment	158,333	179,667
Vehicles	367,616	176,606
Total property plant and equipment, at cost	15,565,965	17,621,188
Less: accumulated depreciation	(6,220,313)	(6,374,373)
Property, plant and equipment, net	$9,345,652	$11,246,815